Impairment of Exploration and Evaluation and Oil and Gas Properties - Summary of Impairment Reversals (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
WDS Shenzi [Member] | Producing [member]
Summary of impairment reversals [Line Items]
Increase	$ 47
Decrease	(46)
WDS Shenzi [Member] | WDS Australia Segment [Member]
Summary of impairment reversals [Line Items]
Increase	67
Decrease	71
WDS Shenzi [Member] | Brent Price Measurement Input [member] | WDS Australia Segment [Member]
Summary of impairment reversals [Line Items]
Increase	359
Decrease	(359)
Wheatstone [member] | Producing [member]
Summary of impairment reversals [Line Items]
Increase	90	$ 116
Decrease	(42)	(43)
Wheatstone [member] | WDS Australia Segment [Member]
Summary of impairment reversals [Line Items]
Increase	(88)	(117)
Decrease	94	127
Wheatstone [member] | Brent Price Measurement Input [member] | WDS Australia Segment [Member]
Summary of impairment reversals [Line Items]
Increase	431	294
Decrease	(370)	(294)
Wheatstone [member] | FX Measurement Input [member] | WDS Australia Segment [Member]
Summary of impairment reversals [Line Items]
Increase	(36)	(79)
Decrease	$ 87	$ 79